UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Par Value [Member]	Paid-in Capital [Member]
Beginning balance at Dec. 31, 2022						$ 59	$ 86,292
Beginning balance (in shares) at Dec. 31, 2022					5,864,200
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemptions of preferred shares						(22)	(26,271)
Redemptions of preferred shares (in shares)					(2,191,121)
Ending balance at Jun. 30, 2023						37	60,021
Ending balance (in shares) at Jun. 30, 2023					3,673,079
Balance at Dec. 31, 2022	$ 1	$ 103	$ 428,374	$ (317,806)	$ 110,672
Balance (in shares) at Dec. 31, 2022	100,000	857,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	5,774	5,774
Issuance of common stock pursuant to equity offerings		$ 8	12,573	0	12,581
Issuance of common stock pursuant to equity offerings (in shares)		837,098
Exercise of Warrants, net of fees		$ 0	12	0	12
Exercise of Warrants, net of fees (in shares)		500
Dividends of Preferred Shares			(3,485)		(3,485)
Balance at Jun. 30, 2023	$ 1	$ 111	437,474	(312,032)	125,554
Balance (in shares) at Jun. 30, 2023	100,000	1,695,506
Beginning balance at Dec. 31, 2023					$ 43,916	37	43,879
Beginning balance (in shares) at Dec. 31, 2023					3,659,627
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemptions of preferred shares						(37)	(43,879)
Redemptions of preferred shares (in shares)					(3,659,627)
Ending balance at Jun. 30, 2024					$ 0	$ 0	$ 0
Ending balance (in shares) at Jun. 30, 2024					0
Balance at Dec. 31, 2023	$ 1	$ 46	451,157	(311,740)	$ 139,464
Balance (in shares) at Dec. 31, 2023	100,000	4,626,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	1,939	1,939
Equity offering costs (Note 9)			(62)		(62)
Balance at Jun. 30, 2024	$ 1	$ 46	$ 451,095	$ (309,801)	$ 141,341
Balance (in shares) at Jun. 30, 2024	100,000	4,626,197